Significant events	6 Months Ended
Jun. 30, 2026
Significant Events [Abstract]
Significant events	Significant events
On January 7, 2026, the Company announced the sale of eight vessels, generating a total net gain of
$267.4 million based on the net sales prices and book values. The transactions included six VLCCs:
Daishan (2007 – 306,005 dwt), Hirado (2011 – 302,550 dwt), Hojo (2013 – 302,965 dwt), Dia (2015 – 299,999
dwt), Antigone (2015 – 299,421 dwt) and Aegean (2016 – 299,999 dwt), as well as the Capesize bulk carriers
Golden Magnum (2009 – 179,790 dwt) and Belgravia (2009 – 169,390 dwt). The vessels were delivered to their new owners during the first quarter of 2026.
On January 12, 2026, the Company took delivery of the VLCC Eburones (2026 – 319,000 dwt).
On January 13, 2026, the Company took delivery of the 25,000 dwt stainless steel chemical tanker Bochem
Callao.
On February 9, 2026, the Company announced the sale of the VLCCs Ingrid (2012 – 314,000 dwt) and Ilma
(2012 – 314,000 dwt). The vessels were delivered to their new owners in the second quarter of 2026, generating a gain of $98.2 million based on the net sales prices and book values.
On February 24, 2026, the Company declared an interim dividend of $0.16 per share.
On February 26, 2026, the Company announced that Benoit Timmermans would resign as member of the
Management Board with effect from May 1, 2026. His responsibilities were assumed by the remaining members of the Management Board.
On the same day, the Company also announced the sale of its share in the Tankers International (TI) Pool to International Seaways (INSW), following the completion of the transaction on January 27, 2026.
On March 23, 2026, the Company took delivery of the VLCC Menapii (2026 – 319,000 dwt).
On March 26, 2026, the Company sold the Suezmax Sienna (2007 – 150,205 dwt). The vessel was delivered to its new owner during the second quarter of 2026, generating a gain of $29.2 million.
On April 8, 2026, the Company took delivery of the Suezmax Cap Grace (2026 – 156,000 dwt).
On April 27, 2026, the Company took delivery of the Suezmax Cap Joseph (2026 – 156,000 dwt).
On May 4, 2026, the Company took delivery of the Commissioning Service Operation Vessel (CSOV)
Windcat Haarlem.
During the month May, the Company also took delivery of the Newcastlemax dry bulk carriers Mineral
Latvija (2026 – 210,000 dwt) and Mineral Eesti (2026 – 210,000 dwt), further expanding its dry bulk fleet.
On May 25, 2026, the Company approved a distribution of $0.64 per share, consisting of an interim dividend of $0.20 per share and a distribution of $0.44 per share from the share premium reserve.
During June 2026, the company took delivery of the Newcastlemax dry bulk carriers Mineral Magyar (2026
– 210,000 dwt) and Mineral Lietuva, (2026 – 210,000 dwt) as well as the VLCC Morini (2026 – 319,000 dwt).
On June 22, 2026, CMB.TECH and Fortescue signed a landmark agreement for the charter of up to 12 ammonia-powered Newcastlemax bulk carriers, marking an important milestone in accelerating the transition towards zero-emission shipping.
During the month June, the Company completed the sale of the Suezmaxes Brest (2023 – 156,851 dwt) and
Brugge (2023 – 156,851 dwt). The vessels have been delivered in the third quarter of 2026 and will generate a gain of approximately $100.2 million to be recognised in the third quarter of 2026.